UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7264

Greater China Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Greater China Growth Portfolio                                                                                                as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
China — 52.5%
Air Freight & Logistics — 1.1%
Shenzhen International Holdings, Ltd.	42,395,000	$2,530,320
		$2,530,320
Auto Components — 1.5%
Minth Group, Ltd.	4,314,000	$3,405,279
		$3,405,279
Commercial Banks — 7.1%
Bank of China, Ltd. - Class H (1)	4,517,000	$2,187,162
China Construction Bank - Class H (2)	13,271,000	6,906,999
China Merchants Bank Co., Ltd. - Class H (1)	1,776,000	3,411,126
Industrial and Commercial Bank of China - Class H (1)	7,686,000	3,893,146
		$16,398,433
Communications Equipment — 0.5%
AAC Acoustic Technology Holdings, Inc. (1)	1,142,000	$1,229,600
		$1,229,600
Construction Materials — 2.3%
Anhui Conch Cement Co., Ltd. - Class H	884,000	$2,760,079
China National Building Material Co., Ltd. - Class H	3,908,000	2,618,644
		$5,378,723
Containers & Packaging — 1.8%
AMVIG Holdings Ltd.	5,500,000	$4,238,457
		$4,238,457
Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group, Inc. ADR (1)	65,100	$2,077,341
		$2,077,341
Electrical Equipment — 1.4%
Shanghai Electric Group Co., Ltd. - Class H	9,348,000	$3,265,732
		$3,265,732
Hotels, Restaurants & Leisure — 0.1%
Home Inns & Hotels Management, Inc. ADR (1)	8,610	$263,208
		$263,208
Household Durables — 1.3%
Samson Holding, Ltd.	5,439,000	$3,139,772
		$3,139,772
Independent Power Producers & Energy Traders — 1.4%
Huaneng Power International, Inc. - Class H	4,028,000	$3,296,514
		$3,296,514

Insurance — 3.0%
China Life Insurance Co., Ltd. - Class H	2,826,000	$6,911,107
		$6,911,107
Internet Software & Services — 1.4%
Tencent Holdings, Ltd.	1,144,000	$3,147,737
		$3,147,737
Machinery — 3.3%
China Infrastructure Machinery Holdings, Ltd. (1)	3,378,000	$3,139,801
Guangzhou Shipyard International Co., Ltd. - Class H (1)	1,396,000	2,450,501
Shanghai Prime Machinery Co., Ltd. - Class H (1)	6,374,000	2,007,787
		$7,598,089
Media — 1.8%
Focus Media Holding, Ltd. ADR (1)	58,200	$4,147,914
		$4,147,914
Metals & Mining — 0.7%
Hunan Non-Ferrous Metal Corp., Ltd. - Class H (1)	3,040,000	$1,698,948
		$1,698,948
Multiline Retail — 2.3%
Parkson Retail Group, Ltd.	1,050,000	$5,332,187
		$5,332,187
Oil, Gas & Consumable Fuels — 4.2%
Anhui Tianda Oil Pipe Co., Ltd. - Class H (1)(3)	1,418,000	$552,410
China Shenhua Energy Co., Ltd. - Class H	1,191,000	2,293,408
PetroChina Co., Ltd.- Class H	5,492,000	7,022,877
		$9,868,695
Paper and Forest Products — 2.6%
Nine Dragons Paper Holdings, Ltd.	3,335,000	$5,950,795
		$5,950,795
Real Estate Investment Trusts (REITs) — 0.1%
CapitaRetail China Trust (1)(3)	352,000	$258,185
		$258,185
Real Estate Management & Development — 3.2%
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	$7,340,169
		$7,340,169
Textiles, Apparel & Luxury Goods — 5.4%
Ports Design, Ltd.	4,034,000	$8,397,947
Prime Success International Group	5,126,000	4,270,332
		$12,668,279

Transportation Infrastructure — 1.2%
Zhejiang Expressway Co., Ltd. - Class H	4,202,000	$2,860,359
		$2,860,359
Wireless Telecommunication Services — 3.9%
China Mobile, Ltd.	1,086,000	$9,128,009
		$9,128,009
Total China (identified cost $76,562,026)		$122,133,852
Hong Kong — 24.4%
Commercial Banks — 4.3%
BOC Hong Kong Holdings, Ltd.	1,915,500	$4,605,249
CITIC International Financial Holdings, Ltd.	2,386,000	1,847,067
HSBC Holdings PLC	199,380	3,690,797
		$10,143,113
Distributors — 3.4%
Integrated Distribution Services Group, Ltd.	2,341,000	$4,267,581
Li & Fung, Ltd.	1,244,000	3,603,259
		$7,870,840
Diversified Financial Services — 2.3%
First Pacific Co., Ltd	3,212,000	$1,629,451
Hong Kong Exchanges and Clearing, Ltd.	418,000	3,673,514
		$5,302,965
Electric Utilities — 0.9%
CLP Holdings, Ltd.	329,500	$2,187,938
		$2,187,938
Gas Utilities — 1.2%
Hong Kong and China Gas Co., Ltd.	1,247,000	$2,755,213
		$2,755,213
Industrial Conglomerates — 1.1%
NWS Holdings, Ltd.	1,147,000	$2,624,748
		$2,624,748
Real Estate Management & Development — 5.0%
Cheung Kong Holdings, Ltd.	469,000	$5,532,353
Midland Holdings, Ltd.	4,190,000	2,373,210
Swire Pacific, Ltd. - Class A	348,500	3,680,543
		$11,586,106
Specialty Retail — 3.1%
Esprit Holdings, Ltd.	699,000	$7,239,185
		$7,239,185

Textiles, Apparel & Luxury Goods — 1.7%
Peace Mark Holdings, Ltd.	5,700,000	$3,865,829
		$3,865,829
Wireless Telecommunication Services — 1.4%
Hutchinson Telecommunications International, Ltd. (1)	1,474,000	$3,215,335
		$3,215,335
Total Hong Kong (identified cost $41,733,038)		$56,791,272
Singapore — 1.0%
Marine — 1.0%
Cosco Corp., Ltd.	1,673,000	$2,391,803
		$2,391,803
Total Singapore (identified cost $2,335,714)		$2,391,803
Taiwan — 21.1%
Chemicals — 1.5%
Taiwan Fertilizer Co., Ltd.	1,809,000	$3,462,394
		$3,462,394
Commercial Banks — 0.7%
Chinatrust Financial Holding Co., Ltd.	1,966,000	$1,674,563
		$1,674,563
Commercial Services & Supplies — 1.3%
Taiwan Secom Co., Ltd.	1,747,825	$2,963,133
		$2,963,133
Computer Peripherals — 3.0%
Acer, Inc.	1,563,153	$3,363,351
High Tech Computer Corp.	152,400	3,515,901
		$6,879,252
Electronic Equipment & Instruments — 1.9%
Hon Hai Precision Industry Co., Ltd.	617,400	$4,480,595
		$4,480,595
Hotels, Restaurants & Leisure — 1.5%
Formosa International Hotels Corp.	1,278,000	$3,607,697
		$3,607,697
Insurance — 1.3%
Cathay Financial Holding Co., Ltd.	1,346,789	$3,025,025
		$3,025,025

Leisure Equipment & Products — 3.1%
Johnson Health Tech Co., Ltd.	771,750	$5,146,112
Largan Precision Co., Ltd.	105,000	1,996,959
		$7,143,071
Real Estate Investment Trusts (REITs) — 0.8%
Fubon No. 2 Real Estate Investment Trust (1)	4,855,000	$1,771,426
		$1,771,426
Semiconductors & Semiconductor Equipment — 5.1%
MediaTek, Inc.	317,020	$3,238,356
Novatek Microelectronics Corp., Ltd.	546,874	2,454,281
Taiwan Semiconductor Manufacturing Co., Ltd.	3,074,666	6,226,634
		$11,919,271
Wireless Telecommunication Services — 0.9%
Far EasTone Telecommunications Co., Ltd.	1,768,300	$2,000,746
		$2,000,746
Total Taiwan (identified cost $33,364,854)		$48,927,173
Total Common Stocks (identified cost $153,995,632)		$230,244,100
Total Investments — 99.0% (identified cost $153,995,632)		$230,244,100
Other Assets, Less Liabilities — 1.0%		$2,267,981
Net Assets — 100.0%		$232,512,081

(1)	Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $6,906,999 or 3.0% of the net assets.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
China Mobile, Ltd.	Wireless Telecommunication Services	3.9%	$9,128,009
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.6	8,397,947
Guangzhou R&F Properties Co., Ltd. - Class H	Real Estate Management & Development	3.2	7,340,169
Esprit Holdings, Ltd.	Specialty Retail	3.1	7,239,185
PetroChina Co., Ltd.	Oil, Gas & Consumable Fuels	3.0	7,022,877
China Life Insurance Co., Ltd. - Class H	Insurance	3.0	6,911,107
China Construction Bank - Class H	Commercial Banks	3.0	6,906,999
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	2.7	6,226,634
Nine Dragons Paper Holdings, Ltd.	Paper and Forest Products	2.6	5,950,795
Cheung Kong Holdings, Ltd.	Real Estate Management & Development	2.4	5,532,353
		30.5%	$70,656,075

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Commercial Banks	12.1%	$28,216,109
Real Estate Management & Development	8.1	18,926,275
Textiles, Apparel & Luxury Goods	7.1	16,534,108
Wireless Telecommunication Services	6.2	14,344,090
Semiconductors & Semiconductor Equipment	5.1	11,919,271
Insurance	4.3	9,936,132
Oil, Gas & Consumable Fuels	4.2	9,868,695
Distributors	3.4	7,870,840
Machinery	3.3	7,598,089
Specialty Retail	3.1	7,239,185
	56.9%	$132,452,794

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$153,995,632
Gross unrealized appreciation	$76,465,199
Gross unrealized depreciation	(216,731)
Net unrealized appreciation	$76,248,468

The net unrealized appreciation on currency was $28,233.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2007